Impairment (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ (32)	$ 103	$ (151)
Producing Properties Relating To Oil And Gas Activity Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	44	230	376
Recoverable amount		334	300
Impairment (losses) reversals	$ (44)	$ 102	$ (116)
Business segment	E&P	E&P	E&P
Others [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ 12	$ 1	$ 9
Business segment	Several	Several	Several
Refineries And Associated Logistics Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 77
Recoverable amount			34
Impairment (losses) reversals			$ (44)
Business segment			RT&M